Taxes on Income (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Coprporate applicable tax rate	23.00%	23.00%	23.00%
Carryforward tax losses	₪ 161,770
Deferred tax	37,207
Deferred tax carryforward loss	161,770
Provision for current taxes	₪ 14,530